Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Pennsylvania Fund))	0 Months Ended
	Jun. 28, 2013
Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.29%
Other expenses	0.14%
Total annual fund operating expenses	0.98%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%

[1]	The Fund's investment manager, Delaware Management Company (Manager) is contractually waiving its investment advisory fees and/or paying/reimbursing expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund's average daily net assets from June 28, 2013 through December 29, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fee to no more than 0.25% of the Fund's average daily net assets from June 28, 2013 through December 29, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.